Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Subsequent Events (Tables) [Line Items]
Schedule of share price trades

Share price ($)	15	25	35	50	75	100	150	200
Incentive Shares (mil)	5	10	10	20	20	20	25	25